Schedule of Stock Options Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Expected volatility, minimum	39.57%	45.09%
Expected volatility, maximum	45.07%	45.81%
Risk-free interest rate	3.86%	4.57%
Expected dividend yield
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected term of options years	5 years	5 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected term of options years	6 years 7 months 24 days	6 years 1 month 13 days